PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 8,656
Ending balance	9,937	$ 8,656
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,555
Ending balance	4,219	3,555
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,627
Ending balance	2,843	2,627
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,474
Ending balance	2,875	2,474
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,637	6,552
Additions, net of disposals	548	564
Non-cash disposals	(14)	(28)
Acquisitions through business combinations	100	1,067
Net foreign currency exchange differences	486	(518)
Ending balance	8,757	7,637
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,895	2,945
Additions, net of disposals	349	399
Non-cash disposals	0	(31)
Acquisitions through business combinations	0	0
Net foreign currency exchange differences	227	(418)
Ending balance	3,471	2,895
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,362	2,150
Additions, net of disposals	104	76
Non-cash disposals	0	3
Acquisitions through business combinations	0	242
Net foreign currency exchange differences	191	(109)
Ending balance	2,657	2,362
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,380	1,457
Additions, net of disposals	95	89
Non-cash disposals	(14)	0
Acquisitions through business combinations	100	825
Net foreign currency exchange differences	68	9
Ending balance	2,629	2,380
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,158)	(868)
Disposals	40
Non-cash disposals	5	4
Net foreign currency exchange differences	(85)	60
Depreciation expense	(382)	(354)
Ending balance	(1,580)	(1,158)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(383)	(291)
Disposals	19
Non-cash disposals	0	0
Net foreign currency exchange differences	(28)	36
Depreciation expense	(118)	(128)
Ending balance	(510)	(383)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(517)	(418)
Disposals	21
Non-cash disposals	0	4
Net foreign currency exchange differences	(44)	24
Depreciation expense	(147)	(127)
Ending balance	(687)	(517)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(258)	(159)
Disposals	0
Non-cash disposals	5	0
Net foreign currency exchange differences	(13)	0
Depreciation expense	(117)	(99)
Ending balance	(383)	(258)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,177	1,948
Fair value adjustments	418	335
Net foreign currency exchange differences	165	(106)
Ending balance	2,760	2,177
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,043	945
Fair value adjustments	137	185
Net foreign currency exchange differences	78	(87)
Ending balance	1,258	1,043
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	782	777
Fair value adjustments	24	25
Net foreign currency exchange differences	67	(20)
Ending balance	873	782
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	352	226
Fair value adjustments	257	125
Net foreign currency exchange differences	20	1
Ending balance	$ 629	$ 352